American Century Government Income Trust

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GINNIE MAE FUND * GOVERNMENT BOND FUND * INFLATION-
ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

One of the special meetings of shareholders of Government Bond and Short-Term
Government originally scheduled for June 27, 2007, has been adjourned to August
24, 2007. Shareholders as of the close of business on April 13, 2007, are being asked to approve a change in the Advisor Class fee structure.

For more information about the proposal under consideration, please contact
American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statement.

At a Special Meeting of Shareholders held July 27, 2007, shareholders of Ginnie
Mae and Inflation-Adjusted Bond approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee of those funds, resulting in no change to the total expense ratio of the class. The fee changes will be effective on September 4, 2007.

Continued on next page

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE FOR GINNIE MAE AND
INFLATION-ADJUSTED BOND, THE FOLLOWING REPLACES THE ANNUAL FUND OPERATING
EXPENSES TABLE ON PAGE 11.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                     MANAGEMENT   DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                     FEE(1)       SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
--------------------------------------------------------------------------------------
Capital
Preservation
  Investor Class     0.48%        None                  0.00%        0.48%
--------------------------------------------------------------------------------------
Ginnie Mae
  Investor Class     0.57%(3)     None                  0.00%        0.57%
--------------------------------------------------------------------------------------
  Institutional
  Class(4)           0.37%(3)     None                  0.00%        0.37%
--------------------------------------------------------------------------------------
  C Class            0.57%(3)     1.00%(5)              0.00%        1.57%
--------------------------------------------------------------------------------------
  R Class(4)         0.57%(3)     0.50%(5)              0.00%        1.07%
--------------------------------------------------------------------------------------
  Advisor Class      0.57%(3)(6)  0.25%(5)(7)           0.00%        0.82%
--------------------------------------------------------------------------------------
Government Bond
  Investor Class     0.49%        None                  0.00%        0.49%
--------------------------------------------------------------------------------------
  Advisor Class      0.24%        0.50%(8)              0.00%        0.74%
--------------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Investor Class     0.49%        None                  0.00%        0.49%
--------------------------------------------------------------------------------------
  Institutional
  Class              0.29%        None                  0.00%        0.29%
--------------------------------------------------------------------------------------
  Advisor Class      0.49%(6)     0.25%(5)(7)           0.00%        0.74%
--------------------------------------------------------------------------------------
Short-Term
Government
  Investor Class     0.57%        None                  0.00%        0.57%
--------------------------------------------------------------------------------------
  Advisor Class      0.32%        0.50%(8)              0.00%        0.82%
--------------------------------------------------------------------------------------

(1)  THE FUNDS PAY THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE
     STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY VOLUNTARILY WAIVED A
     PORTION OF GINNIE MAE'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER,
     THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR
     CLASS WILL BE 0.49%; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING
     EXPENSES FOR INSTITUTIONAL CLASS WILL BE 0.29%; THE MANAGEMENT FEE AND
     TOTAL ANNUAL FUND OPERATING EXPENSES FOR C CLASS WILL BE 0.49% AND 1.49%,
     RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES
     FOR R CLASS WILL BE 0.49% AND 0.99%, RESPECTIVELY; AND THE MANAGEMENT FEE
     AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR ADVISOR CLASS WILL BE 0.49%
     AND 0.74%, RESPECTIVELY. THIS FEE WAIVER IS VOLUNTARY AND MAY BE REVISED OR
     TERMINATED AT ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE.

(4)  WE ANTICIPATE THAT GINNIE MAE'S INSTITUTIONAL AND R CLASS SHARES WILL
     BE AVAILABLE FOR PURCHASE ON OR AFTER SEPTEMBER 28, 2007.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information and Service, Distribution and
     Administrative Fees, PAGE 38.

(6)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE IN THE
     FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(7)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

(8)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple
     Class Information AND Service, Distribution and Administrative Fees, PAGE
     38.

THE FOLLOWING REPLACES THE HEADING SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES
ON PAGE 38.

Service, Distribution and Administrative Fees - all funds except Ginnie Mae and
Inflation-Adjusted Bond

THE FOLLOWING IS INSERTED AFTER THE FIRST PARAGRAPH UNDER SERVICE, DISTRIBUTION
AND ADMINISTRATIVE FEES ON PAGE 38.

Service, Distribution and Administrative Fees - Ginnie Mae and Inflation-
Adjusted Bond

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have a 12b-1 Plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.25%
for Advisor Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class and
C Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55499 0708